ADVANCES FROM CLIENTS	12 Months Ended
Dec. 31, 2023
ADVANCES FROM CLIENTS
ADVANCES FROM CLIENTS

NOTE 22 – ADVANCES FROM CLIENTS

	12/31/2023	12/31/2022
Current
PROINFA (a)	—	921,597
PROCEL (a)	3,513	564,625
Advance Payment from Customers	135,177	166,900
	138,690	1,653,122
Non-current
Advance Payment from Customers	86,612	213,921
	225,302	1,867,043

Advances from customers refer to the receipts from sales of electrical power. The revenues of this operation are recognized in the result when they occur as the power is delivered, fulfilling the performance obligations.

(a) PROINFA and PROCEL

The reduction of the remaining values from PROINFA and PROCEL reflects the closing of the financial flows at the end of the current financial year. See note 7.